Fair Value Measurements - Reconciliation of fair value measurements of available-for-sale debt investments (Details) - Available-for-sale Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Beginning balance	¥ 29,401	¥ 36,662	¥ 2,014,537
Change in fair value	(24,010)	(6,611)	(985,704)
Disposal of part available-for-sale debt investments			(1,005,150)
Additional investments			49,041
Currency translation adjustment	893	(650)	(34,062)
Impairment	(5,980)		(2,000)
Ending balance	¥ 304	¥ 29,401	¥ 36,662